GOODWILL - IMPAIRMENT TESTS FOR CASH-GENERATING UNITS CONTAINING GOODWILL (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 8,620	¥ 8,697
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	16,481	16,558
Less: Accumulated impairment losses
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ (7,861)	¥ (7,861)